Customer crypto safeguarding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer Crypto Safeguarding
Total approximate number of crypto held for customers	$ 3,656,856	$ 268,907
Fair value of the crypto-assets held by customers on the Group's platform
Nucoin	67,699
Bitcoin	39,814	10,227
Solana	13,579
Ethereum	12,170	7,823
Matic	9,769	181
Others	$ 10,223	$ 82